Pension obligations (Schedule of net defined benefit liability (asset)) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Present value of funded defined benefit obligation	$ 197,546	$ 220,210
Fair value of plan assets	(199,645)	(203,486)	$ (202,119)
Present value of unfunded defined benefit obligation	18,823	20,144
Net liability arising from defined benefit obligation	$ 16,724	$ 36,868